CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 409.3	$ 129.1
Restricted deposits	0	50.0
Accounts, notes and interest receivable, net	883.5	951.8
Inventory Net	109.8	92.0
Gas in underground storage	61.8	2.2
Fair value of derivative contracts	71.4	24.0
Other current assets	39.6	37.6
Total current assets	1,575.4	1,286.7
Property, plant and equipment, net	15,595.8	14,603.9
Investments	3,346.2	3,886.0
Notes receivable	165.0	115.0
Goodwill	1,436.2	1,233.6
Other intangibles, net	1,152.0	302.2
Fair value of derivative contracts	632.0	260.7
Deferred charges and other assets	200.1	173.0
Total Assets	24,102.7	21,861.1
Current Liabilities
Current portion of debt	1,637.8	1,262.4
Cash book overdrafts	20.9	32.5
Accounts payable	706.5	630.9
Accrued interest	258.6	239.6
Accrued taxes	38.1	44.7
Deferred revenues	99.5	96.6
Fair value of derivative contracts	120.8	281.5
Accrued other current liabilities	236.9	176.0
Total current liabilities	3,119.1	2,764.2
Long-Term Liabilities and Deferred Credits
Long-term debt Outstanding	11,159.5	10,277.4
Value of interest rate swaps	1,078.9	604.9
Total Long-term debt	12,238.4	10,882.3
Deferred income taxes	249.6	248.3
Fair value of derivative contracts	38.7	172.2
Other long-term liabilities and deferred credits	853.0	501.6
Total long term liabilities and deferred credits	13,379.7	11,804.4
Total Liabilities	16,498.8	14,568.6
Partners Capital [Abstract]
Common units	4,346.9	4,282.2
Class B units	41.5	63.1
i-units	2,857.2	2,807.5
General partner	258.7	244.3
Accumulated other comprehensive loss	3.3	(186.4)
Total Kinder Morgan Energy Partners, L.P. Partners' Capital	7,507.6	7,210.7
Noncontrolling interests	96.3	81.8
Total Partners' Capital	7,603.9	7,292.5
Total Liabilities and Partners' Capital	$ 24,102.7	$ 21,861.1